As filed with the U.S. Securities and Exchange Commission on March 26, 2007

1933 Act Registration No. 002-96538

1940 Act Registration No. 811-04262

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

Pre-Effective Amendment No.___ ☐

Post-Effective Amendment No. 43 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

Amendment No. 45 ☒

AMERICAN PENSION INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (434) 846-1361

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and Address of Agent for Service)

Copies to:

Monica L. Parry, Esq.

Morgan, Lewis & Bockius, LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Telephone: (202) 739-5692

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 25, 2007 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 41 (“PEA No. 41”) to the Registration Statement on Form N-1A for American Pension Investors Trust (the “Trust”) was filed with the Commission on December 15, 2006 (Accession No. 0001193125-06-254401) pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933 (the “Securities Act”). Post-Effective Amendment No. 42 was filed with the Commission on February 27, 2007 (Accession No. 0001193125-07-041080) pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 27, 2007, the effectiveness of PEA No. 41. This Post-Effective Amendment No. 43 (“PEA No. 43”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 25, 2007, the effectiveness of PEA No. 41. Because no other changes are intended to be made to PEA No. 41 filing by means of this PEA No. 43, Parts A, B and C of PEA No. 41 are incorporated herein by reference.

PART A—PROSPECTUS

The Prospectus for Class A Shares of the API All Equity Allocation Fund, API Growth Allocation Fund, API Balanced Allocation Fund, API Moderate Allocation Fund and API Conservative Allocation Fund series of the Trust (collectively, the “Funds”), is incorporated by reference to Part A of PEA No. 41.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Class A Shares of the Funds is incorporated by reference to Part B of PEA No. 41.

PART C—OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 41.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 43 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lynchburg, Commonwealth of Virginia on the 26th day of March, 2007.

AMERICAN PENSION INVESTORS TRUST

/s/ David D. Basten
David D. Basten, President

Pursuant to the requirements of the Securities Act, PEA No. 43 has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David D. Basten David D. Basten	Trustee and President (Principal Executive Officer)	March 26, 2007

* Louis B. Basten III	Trustee	March 26, 2007

* Mark A. Borel	Trustee	March 26, 2007

* Stephen B. Cox	Trustee	March 26, 2007

* G. Edgar Dawson III	Trustee	March 26, 2007

* Wayne C. Johnson	Trustee	March 26, 2007

/s/ Charles D. Foster Charles D. Foster	Chief Financial Officer	March 26, 2007

By:	/s/ David D. Basten
David D. Basten

* Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-06-197971 on September 27, 2006.